UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, NE 68137

(Address of principal executive offices)(Zip code)

Emile Molineaux

Gemini Fund Services, LLC, 450 Wireless Boulevard, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

09/30

Date of reporting period: 12/31/11

Item 1.  Schedule of Investments.

Navigator Equity Hedged Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2011
	Shares	Value
EXCHANGE TRADED FUNDS - 93.5%
COUNTRY FUNDS - 15.8%
iShares MSCI Brazil Index Fund	14,851	$ 852,299
iShares MSCI Germany Index Fund	93,123	1,789,824
iShares MSCI South Korea Index Fund	32,502	1,698,555
iShares MSCI Sweden Index Fund	33,771	849,003
iShares MSCI Thailand Index Fund	14,105	847,852
iShares MSCI United Kingdom Index Fund	105,313	1,701,858
iShares S&P Latin America 40 Index Fund	19,950	849,272
SPDR S&P China ETF	13,583	846,221
		9,434,884
FINANCIAL SERVICES - 4.2%
SPDR S&P Regional Banking ETF	58,180	1,420,174
SPDR S&P Bank ETF	54,063	1,072,069
		2,492,243
HEALTH & BIOTECHONOLOGY - 3.0%
iShares Dow Jones US Healthcare Providers Index Fund	10,154	597,563
iShares Dow Jones US Pharmaceuticals Index Fund	15,632	1,195,066
		1,792,629
LARGE CAP GROWTH - 6.9%
SPDR S&P 500 ETF Trust	32,899	4,128,825

MID-CAP GROWTH - 11.1%
iShares Russell Midcap Growth Index Fund	89,502	4,927,085
iShares Russell Midcap Index Fund	17,181	1,690,954
		6,618,039
MID-CAP VALUE - 3.9%
iShares Russell Midcap Value Index Fund	54,438	2,362,609

SECTOR FUNDS - 27.2%
Consumer Discretionary Select Sector SPDR Fund	21,830	851,807
Energy Select Sector SPDR Fund	12,187	842,487
Industrial Select Sector SPDR Fund	53,022	1,789,493
iPath S&P 500 Dynamic VIX ETN *	79,397	4,489,900
iShares Dow Jones Transportation Average Index Fund	13,940	1,247,212
ProShares VIX Mid-Term Futures ETF *	61,099	4,529,269
SPDR S&P Homebuilders ETF	62,751	1,073,042
SPDR S&P Retail ETF	27,240	1,431,462
		16,254,672
SMALL-CAP GROWTH - 11.6%
iShares Russell 2000 Index Fund	13,744	1,012,795
iShares Russell 2000 Growth Index Fund	70,138	5,907,724
		6,920,519
SMALL-CAP VALUE - 9.8%
iShares Russell 2000 Value Index Fund	89,789	5,893,750

TOTAL EXCHANGE TRADED FUNDS ( Cost - $55,428,960)		55,898,170

Navigator Equity Hedged Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2011
	Shares	Value
SHORT-TERM INVESTMENTS - 8.5%
MONEY MARKET FUND - 8.5%
HighMark Diversified Money Market Fund - 0.02%+	5,115,554	$ 5,115,554
(Cost - $5,115,554)

TOTAL INVESTMENTS - 102.0% ( Cost - $60,544,514)		$ 61,013,724
OTHER LIABILITIES LESS ASSETS - (2.0) %		(1,209,473)
NET ASSETS - 100.0%		$ 59,804,251

+ Money market fund; interest rate reflects seven-day effective yield on December 31, 2011

At December 31, 2011, net unrealized appreciation on investment securities, for financial reporting purposes, was as follows:

Aggregate gross unrealized appreciation for all investments for which there was an excess of value over cost:
		$ 1,241,711
Aggregate gross unrealized depreciation for all investments for which there was an excess of cost over value:
		(772,501)
Net unrealized appreciation		$ 469,210

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

*/s/ Andrew Rogers

       Andrew Rogers, President

Date

2/28/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Andrew Rogers

        Andrew Rogers, President

Date

2/28/12

By (Signature and Title)

*/s/ Kevin Wolf

       Kevin Wolf, Treasurer

Date

2/28/12